UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number            811-09607

                             Fairholme Funds, Inc.

(Exact name of registrant as specified in charter)

5966 South Dixie Highway, Suite 300

                             South Miami, FL 33143

(Address of principal executive offices) (Zip code)

Bruce R. Berkowitz

5966 South Dixie Highway, Suite 300

                             South Miami, FL 33143

(Name and address of agent for service)

Registrant’s telephone number, including area code:  1-866-202-2263

Date of fiscal year end:  November 30

Date of reporting period:  May 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Reports to Shareholders of each Fund are attached herewith.

FAIRHOLME

Ignore the crowd.

The Fairholme Fund (FAIRX)

Seeking long-term growth of capital

Semi-Annual Report

May 31, 2022

Managed by Fairholme Capital Management

(866) 202-2263 ● fairholmefunds.com

THE FAIRHOLME FUND

May 31, 2022

2

THE FAIRHOLME FUND

FUND PERFORMANCE (unaudited)

May 31, 2012 — May 31, 2022

THE FAIRHOLME FUND vs. THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Fund (“The Fairholme Fund”) commenced operations on December 29, 1999. The chart above presents the performance of a hypothetical $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2022.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Fairholme Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Fairholme Fund or upon redemption of shares of The Fairholme Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the S&P 500 Index and The Fairholme Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Fairholme Fund distributions. The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization and does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges. It is not possible to invest directly in an index.

3

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2022

The Fairholme Fund shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2022, the end of The Fairholme Fund’s semi-annual period, and NAVs at other pertinent dates, were as follows:

	5/31/2022 Shares Outstanding	05/31/2022 NAV (unaudited)	11/30/2021 NAV (audited)	05/31/2021 NAV (unaudited)
The Fairholme Fund	43,840,379	$ 30.82	$ 29.29	$ 30.22

At June 30, 2022, the unaudited NAV of The Fairholme Fund was $25.17.

Performance figures below are shown for The Fairholme Fund’s semi-annual period ended May 31, 2022, and do not match calendar year figures for the period ended June 30, 2022, cited in the Portfolio Manager’s report.

The Fairholme Fund Performance to 5/31/2022 (Unaudited)	Six Months	One Year	Five Years	Ten Years	Fifteen Years	Since Inception 12/29/1999

Cumulative:
The Fairholme Fund	5.22%	1.99%	65.29%	156.16%	146.12%	784.26%
S&P 500 Index	-8.85%	-0.30%	87.39%	283.77%	266.42%	332.74%

Annualized:

The Fairholme Fund		1.99%	10.57%	9.86%	6.19%	10.21%
S&P 500 Index		-0.30%	13.38%	14.40%	9.04%	6.75%

For the six months ended May 31, 2022, The Fairholme Fund outperformed the S&P 500 Index (“S&P 500”) by 14.07 percentage points. Over the last fiscal year, The Fairholme Fund also outperformed the S&P 500 by 2.29 percentage points. From inception, The Fairholme Fund outperformed the S&P 500 by 3.46 percentage points per annum, or on a cumulative basis, 451.52 percentage points.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 is unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare The Fairholme Fund’s performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 30, 2022, the gross expense ratio for The Fairholme Fund is 1.00%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by The Fairholme Fund subsequent to the end of the fiscal period, and that The Fairholme Fund may have made new investments that are not yet required to be disclosed. It is The Fairholme Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all The Fairholme Fund portfolio dispositions or additions are material, and, while The Fairholme Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests The Fairholme Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with The Fairholme Fund’s investment strategies, policies and restrictions, as stated in The Fairholme Fund’s Prospectus and may invest a significant portion of The Fairholme Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. Due to the continued uncertainty caused by the spread of COVID-19 and the corresponding market volatility and governmental responses to it, during the period ended May 31, 2022, the Manager

4

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2022

has continued to hold U.S. Treasury Bills as part of The Fairholme Fund’s investments. At May 31, 2022, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 9.6% of The Fairholme Fund’s total assets. Since inception, The Fairholme Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Fairholme Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, The Fairholme Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by The Fairholme Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Fairholme Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing The Fairholme Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of The Fairholme Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2022.

The most significant gains in The Fairholme Fund’s portfolio were related to positive developments in the Real Estate Management & Development, Oil & Gas Storage & Transportation, and Steel sectors. Investments in the Metals & Mining, Mortgage Finance, and Semiconductors sectors saw some losses during the six months ended May 31, 2022.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2022.

For the six months ended May 31, 2022, The Fairholme Fund investment that contributed to performance were The St. Joe Co., Enterprise Products Partners, LP., and Commercial Metals Co. The detractors to performance during the period were Imperial Metals Corp., Federal Home Loan Mortgage Corp. (“Freddie”), Intel Corp., and Federal National Mortgage Association (“Fannie”.) The following charts show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2022.

The Fairholme Fund Top Holdings by Issuer* (% of Net Assets)		The Fairholme Fund Top Sectors (% of Net Assets)

The St. Joe Co.	78.1%	Real Estate Management & Development	78.1%
Enterprise Products Partners LP	4.2%	Cash and Cash Equivalents**	9.6%
Commercial Metals Co.	3.1%	Oil & Gas Storage & Transportation	4.2%
Imperial Metals Corp.	1.4%	Steel	3.1%
Federal Home Loan Mortgage Corp.	1.3%	Mortgage Finance	2.5%
Federal National Mortgage Association	1.2%	Metals & Mining	1.4%
Intel Corp.	1.0%	Semiconductors	1.0%

	90.3%		99.9%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in The Fairholme Fund can be found in its Prospectus and Statement of Additional Information.

5

THE FAIRHOLME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2022

Large cash inflows or outflows may adversely affect The Fairholme Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

Since inception, The Fairholme Fund has been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of The Fairholme Fund’s Board of Directors (the “Board” or the “Directors”), and his affiliates beneficially own an aggregate 13,317,942 shares of The Fairholme Fund, at May 31, 2022. While there is no requirement that Mr. Berkowitz own shares of The Fairholme Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of The Fairholme Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in The Fairholme Fund; the present composition of the Board; and current rules and regulations. A Director and Officers of The Fairholme Fund are also Officers of the Manager. Nevertheless, at May 31, 2022, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from The Fairholme Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about The Fairholme Fund, or to obtain a current Prospectus, please visit www.fairholmefunds. com or call Shareholder Services at (866) 202-2263.

6

THE FAIRHOLME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2021 through May 31, 2022 (unaudited)

As a shareholder of The Fairholme Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Fairholme Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in The Fairholme Fund and to compare these costs with the ongoing costs of investing in other mutual fund.

These examples are based on an investment of $1,000 invested in The Fairholme Fund at December 1, 2021, and held for the entire six month period ending May 31, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on The Fairholme Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Fairholme Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in The Fairholme Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2021 Through May 31, 2022**
The Fairholme Fund
Actual	$1,000.00	$1,052.20	0.80%	$4.09
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund to an annual rate of 0.80% of The Fairholme Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to The Fairholme Fund.

**	Expenses are equal to The Fairholme Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/ 365 days (to reflect the one-half year period).

7

THE FAIRHOLME FUND

SCHEDULE OF INVESTMENTS

May 31, 2022 (Unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 86.4%

	OIL & GAS STORAGE & TRANSPORTATION —4.2%
2,058,100	Enterprise Products Partners LP	$56,433,102

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 78.1%
20,921,524	The St. Joe Co.(a)	1,056,327,747

	SEMICONDUCTORS — 1.0%
298,300	Intel Corp.	13,250,486

	STEEL — 3.1%
1,051,700	Commercial Metals Co.	41,784,041

TOTAL DOMESTIC EQUITY SECURITIES (COST $642,455,567)		1,167,795,376

	FOREIGN EQUITY SECURITIES — 1.4%

	CANADA — 1.4%

	METALS & MINING — 1.4%
7,519,013	Imperial Metals Corp.(a)(b)	18,428,225

TOTAL FOREIGN EQUITY SECURITIES (COST $66,817,074)		18,428,225

	DOMESTIC PREFERRED EQUITY SECURITIES — 2.5%

	MORTGAGE FINANCE — 2.5%
5,243,913	Federal Home Loan Mortgage Corp. 7.875%, Series Z(b)(c)	17,934,183
4,371,977	Federal National Mortgage Association 7.750%, Series S(b)(c)	16,001,436

		33,935,619

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $39,752,967)		33,935,619

Shares		Value

	RIGHTS — 0.0%

	CANADA — 0.0%

	METALS & MINING — 0.0%
7,519,013	Imperial Metals Corp., Expire 06/24/2022(a)(b)	$89,169

TOTAL RIGHTS (COST $0)		89,169

Principal

	U.S. GOVERNMENT OBLIGATIONS — 8.1%

	U.S. Treasury Bills
$ 50,000,000	0.120%, 06/16/2022(d)	49,987,838
25,000,000	0.168%, 09/08/2022(d)	24,922,442
35,000,000	2.125%, 05/18/2023(d)	34,316,021

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $109,276,150)		109,226,301

Shares

	MONEY MARKET FUNDS — 1.5%

20,574,106	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.62%(e)	20,574,106

TOTAL MONEY MARKET FUNDS (COST $20,574,106)		20,574,106

TOTAL INVESTMENTS — 99.9% (COST $878,875,864)		1,350,048,796
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	1,287,719

NET ASSETS — 100.0%		$1,351,336,515

(a)	Affiliated Company. See Note 7.
(b)	Non-income producing security.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2022.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2022.

The accompanying notes are an integral part of the financial statements

8

THE FAIRHOLME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2022 (unaudited)

Assets

Investments, at Fair Value:
Unaffiliated Issuers (Cost – $263,551,340)	$275,203,656
Affiliated Issuers (Cost – $615,324,524)	1,074,845,141
Dividends and Interest Receivable	2,214,776
Receivable for Capital Shares Sold	345,074

Total Assets	1,352,608,647

Liabilities

Accrued Management Fees	902,941
Payable for Capital Shares Redeemed	369,191

Total Liabilities	1,272,132

NET ASSETS	$1,351,336,515

Net Assets consist of:
Paid-In Capital	$1,718,499,137
Total Accumulated Losses	(367,162,622)

NET ASSETS	$1,351,336,515

Shares of Common Stock Outstanding* ($0.0001 par value)	43,840,379

Net Asset Value, Offering and Redemption Price Per Share ($1,351,336,515 / 43,840,379 shares)	$30.82

* 700,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FUND

STATEMENT OF OPERATIONS (Unaudited)

For the Six Months Ended May 31, 2022

Investment Income

Interest — Unaffiliated Issuers	$98,279
Dividends — Unaffiliated Issuers	503,112
Dividends — Affiliated Issuers	4,232,915

Total Investment Income	4,834,306

Expenses

Management Fees	6,988,089

Total Expenses	6,988,089

Less: Voluntary Reduction of Management Fees	(1,397,334)

Net Expenses	5,590,755

Net Investment Loss	(756,449)

Realized and Unrealized Gain on Investments and Foreign Currency Related Transactions

Net Realized Gain on:
Investments - Unaffiliated Issuers	140,603
Investments - Affiliated Issuers	12,771,319
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations:
Unaffiliated Investments	18,822,401
Affiliated Investments	42,290,645

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	74,024,968

NET INCREASE IN NET ASSETS FROM OPERATIONS	$73,268,519

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021

CHANGES IN NET ASSETS

From Operations
Net Investment Loss	$(756,449)	$(3,439,596)
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	12,911,922	(98,273,605)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	61,113,046	298,903,633

Net Increase in Net Assets from Operations	73,268,519	197,190,432

From Capital Share Transactions
Proceeds from Sale of Shares	112,509,853	28,656,319
Redemption Fees	35,145	41,445
Cost of Shares Redeemed	(182,795,225)	(146,780,920)

Net Decrease in Net Assets from Shareholder Activity	(70,250,227)	(118,083,156)

NET ASSETS
Net Increase in Net Assets	3,018,292	79,107,276
Net Assets at Beginning of Period	1,348,318,223	1,269,210,947

Net Assets at End of Period	$1,351,336,515	$1,348,318,223

SHARES TRANSACTIONS
Issued	3,850,436	1,002,528
Redeemed	(6,045,558)	(5,027,670)

Net Decrease in Shares	(2,195,122)	(4,025,142)
Shares Outstanding at Beginning of Period	46,035,501	50,060,643

Shares Outstanding at End of Period	43,840,379	46,035,501

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FUND

FINANCIAL HIGHLIGHTS

			For the Fiscal Year Ended November 30,
	For the Six Months Ended May 31, 2022 (Unaudited)		2021		2020		2019		2018		2017
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$29.29		$25.35		$19.19		$16.05		$19.10		$24.26

Investment Operations
Net Investment Income (Loss)(1)	(0.02)		(0.07)		(0.08)		0.16		0.29		0.23
Net Realized and Unrealized Gain (Loss) on Investments	1.55		4.01		6.41		3.32		(3.08)		(3.81)

Total from Investment Operations	1.53		3.94		6.33		3.48		(2.79)		(3.58)

Dividends and Distributions
From Net Investment Income	—		—		(0.17)		(0.34)		(0.26)		(0.40)
From Realized Capital Gains	—		—		—		—		—		(1.18)

Total Dividends and Distributions	—		—		(0.17)		(0.34)		(0.26)		(1.58)

Redemption Fees(1)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)	0.00	(2)

NET ASSET VALUE, END OF PERIOD	$30.82		$29.29		$25.35		$19.19		$16.05		$19.10

TOTAL RETURN	5.22	%(3)	15.54%		33.19%		22.20%		(14.85)%		(15.64)%

Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$1,351,337		$1,348,318		$1,269,211		$1,056,541		$1,064,866		$1,871,480
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.00%		1.01	%(5)	1.00	%(6)	1.00%		1.02	%(7)
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(8)	0.80	%(8)	0.81	%(5)(8)	0.80	%(6)(8)	0.82	%(8)	1.02	%(7)
Ratio of Net Investment Income (Loss) to Average Net Assets	(0.11	)%(4)	(0.25)%		(0.41)%		0.86%		1.57%		1.14%
Portfolio Turnover Rate	1.29	%(3)	8.84%		8.18%		8.05%		16.29%		6.57%

(1)	Based on average shares outstanding.
(2)	Redemption fees represent less than $0.01.
(3)	Not annualized.
(4)	Annualized.
(5)	0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(6)	Less than 0.01% is attributable to legal expenses incurred outside of the 1.00% management fee.
(7)	0.02% is attributable to legal expenses incurred outside of the 1.00% management fee.
(8)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Fairholme Fund to the extent necessary to limit the management fee paid to the Manager by The Fairholme Fund to an annual rate of 0.80% of the daily average net asset value of The Fairholme Fund.

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 700,000,000 shares have been allocated to The Fairholme Fund (“The Fairholme Fund”). The Fairholme Fund is a non-diversified fund. The Fairholme Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing The Fairholme Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Fairholme Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within The Fairholme Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Fairholme Fund’s investment objective is to provide long-term growth of capital. Under normal circumstances, The Fairholme Fund seeks to achieve its investment objective by investing in a focused portfolio of equity and fixed-income securities. The proportion of The Fairholme Fund’s assets invested in each type of asset class will vary from time to time based upon Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of general market and economic conditions. The Fairholme Fund may invest in, and may shift frequently among, the asset classes and market sectors. The equity securities in which The Fairholme Fund may invest include common and preferred stock (including convertible preferred stock), interests in publicly traded partnerships, business trust shares, interests in real estate investment trusts (“REITs”), rights and warrants to subscribe for the purchase of equity securities, and depository receipts. The Fairholme Fund may invest in equity securities without regard to the jurisdictions in which the issuers of the securities are organized or situated and without regard to the market capitalizations or sectors of such issuers. The fixed-income securities in which The Fairholme Fund may invest include U.S. corporate debt securities, non-U.S. corporate debt securities, bank debt (including bank loans and participations), U.S. government and agency debt securities (including U.S. Treasury bills), short-term debt obligations of foreign governments, and foreign money market instruments. Except for its investments in short-term debt obligations of foreign governments, The Fairholme Fund may invest in fixed-income securities regardless of maturity or the rating of the issuer of the security. The Fairholme Fund may also invest in “special situations” to achieve its objective. “Special situation” investments may include equity securities or fixed-income securities, such as corporate debt, which may be in a distressed position as a result of economic or company specific developments. Although The Fairholme Fund normally holds a focused portfolio of equity and fixed-income securities, The Fairholme Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. The Manager serves as investment adviser to The Fairholme Fund.

There is no guarantee that The Fairholme Fund will meet its respective objectives.

Note 2. Significant Accounting Policies

As an investment company, The Fairholme Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Fairholme Fund’s investments are reported at fair value as defined by U.S. GAAP. The Fairholme Fund calculates its net asset value as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to The Fairholme Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied,

13

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value) fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of May 31, 2022, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2022, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual fund: Investments in open-end mutual fund including money market fund are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

The Fairholme Fund uses several recognized industry third-party pricing services (TPPS), which are approved by the Board and unaffiliated with the Manager, to provide prices for some of The Fairholme Fund’s securities. The Fairholme Fund also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

14

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

The inputs and valuation techniques used to measure fair value of The Fairholme Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of The Fairholme Fund’s investments by inputs used to value The Fairholme Fund’s investments as of May 31, 2022, is as follows:

	Valuation Inputs

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Observable Inputs	Total Fair Value at 05/31/22
THE FAIRHOLME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$1,167,795,376	$—	$—	$1,167,795,376
Foreign Equity Securities*	18,428,225	—	—	18,428,225
Domestic Preferred Equity Securities*	33,935,619	—	—	33,935,619
Rights*	89,169	—	—	89,169
U.S. Government Obligations	—	109,226,301	—	109,226,301
Money Market Funds	20,574,106	—	—	20,574,106

TOTAL INVESTMENTS	$1,240,822,495	$109,226,301	$—	$1,350,048,796

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for The Fairholme Fund at May 31, 2022 or November 30, 2021.

Dividends and Distributions: The Fairholme Fund records dividends and distributions to its shareholders on the ex-dividend date. The Fairholme Fund intends to distribute substantially all of its net investment income (if any) as dividends to its respective shareholders on an annual basis in December. The Fairholme Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of The Fairholme Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Fairholme Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires The Fairholme Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

15

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

Redemption Fee: The Fairholme Fund assess a 2% fee on the proceeds of The Fairholme Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to The Fairholme Fund as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Fairholme Fund during the six months ended May 31, 2022 and the year ended November 30, 2021, amounted to $35,145 and $41,445, respectively.

Other: The Fairholme Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Fairholme Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Fairholme Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, The Fairholme Fund pays a management fee to the Manager for its provision of investment advisory and operating services to The Fairholme Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of The Fairholme Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Fairholme Fund to the extent necessary to limit the management fee of The Fairholme Fund to the annual rate of 0.80% of The Fairholme Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to The Fairholme Fund. The Manager is not responsible pursuant to the Investment Management Agreement for paying The Fairholme Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of The Fairholme Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to The Fairholme Fund in connection with securities transactions or in connection with securities owned by The Fairholme Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against The Fairholme Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees, $5,590,755, from The Fairholme Fund for its services during the six months ended May 31, 2022.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of The Fairholme Fund’s Board, and his affiliates beneficially own an aggregate 13,317,942 shares of The Fairholme Fund at May 31, 2022.

A Director and Officers of The Fairholme Fund are also Officers of the Manager or its affiliates.

16

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

Note 4. Investments

For the six months ended May 31, 2022, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Fairholme Fund	$16,353,717	$45,870,422

Note 5. Tax Matters

Federal Income Taxes: The Fairholme Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, The Fairholme Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2022, were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
The Fairholme Fund	$880,283,709	$527,779,298	$(58,014,211)	$469,765,087

The difference between book basis and tax basis for The Fairholme Fund net unrealized depreciation is attributable to the tax deferral of losses on wash sales and capitalized cost.

The Fairholme Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2022

The Fairholme Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2021, net short-term and long-term capital loss carryforwards were as follows:

The Fairholme Fund
Short-term capital loss carryforward	$—

Long-term capital loss carryforward	846,267,428

Total	$846,267,428

The Manager has analyzed The Fairholme Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Fairholme Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, The Fairholme Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

17

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

The tax character of dividends and distributions paid by The Fairholme Fund were as follows:

The Fairholme Fund
	For the Six Months Ended May 31, 2022	For the Fiscal Year Ended November 30, 2021
Dividends and Distributions paid from:
Ordinary Income	$—	$—

Note 7. Transactions in Shares of Affiliates

Portfolio companies in which The Fairholme Fund owns 5% or more of the outstanding voting securities of the issuer are considered affiliates of The Fairholme Fund. The aggregate fair value of all securities of affiliates held by The Fairholme Fund as of May 31, 2022 amounted to $1,074,845,141, representing approximately 79.54% of The Fairholme Fund net assets.

Transactions in The Fairholme Fund during the six months year ended May 31, 2022, in which the issuer of the security was an affiliate are as follows:

	November 30, 2021	Gross Additions	Gross Deductions	May 31, 2022
	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Shares/ Par Value	Fair Value	Realized Gain (Loss)	Investment Income	Change in Unrealized Appreciation/ Depreciation
Imperial Metals Corp.	7,519,013	—	—	7,519,013	$18,428,225	$—	$—	$(1,407,444)
Imperial Metals Corp., Expire 06/24/2022	—	7,519,013	—	7,519,013	89,169	—	—	89,169
The St. Joe Co.	21,539,224	—	617,700	20,921,524	1,056,327,747	12,771,319	4,232,915	43,608,920

Total					$1,074,845,141	$12,771,319	$4,232,915	$42,290,645

Note 8. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to The Fairholme Fund. In the normal course of business the Company or The Fairholme Fund enters into contracts that contain a variety of representations and customary indemnifications. The Fairholme Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against The Fairholme Fund that have not yet occurred. However, based on its experience to date, The Fairholme Fund expects the risk of loss to be remote.

Note 9. Legal-Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C.; Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.; Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC (the “First Action”). On November 25, 2019, the plaintiffs filed an amended complaint, adding the Company and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

18

THE FAIRHOLME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

In the amended complaint, Plaintiffs assert avoidance and other claims against certain defendants, including the Manager, for participation in two Sears corporate transactions: (i) the Lands’ End spinoff; and (ii) the Seritage rights offering. The avoidance claims against the Manager include, among other things, claims for the avoidance of consideration received from Sears Holdings Corp. in connection with the Lands’ End spinoff and Seritage rights offering that were allegedly actual and/ or constructive fraudulent transfers. Plaintiffs also assert avoidance and other claims seeking to recover amounts allegedly received by the Company from alleged related-party transactions with Sears and seek to avoid the release received by certain of the defendants, including the Manager and the Company, in connection with the Seritage derivative action. Plaintiffs also assert claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty arising out of certain related-party transactions against certain defendants, including the Manager and Bruce Berkowitz, and seek to subordinate the bankruptcy claims of the Company, the Manager and Bruce Berkowitz.

On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, including the Manager and Bruce Berkowitz, moved to dismiss all or parts of the compliant against them. The Court held extensive oral argument on the motions to dismiss, which are currently pending before the Court.

On October 15, 2020, Sears Holdings Corp., Sears, Roebuck and Co., and The Official Committee of Unsecured Creditors of Sears Holdings Corporation, et al. commenced a second adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against certain former shareholders of Sears Holdings Corporation that were not named in the First Action (the “Second Action”). In the Second Action, the plaintiffs assert claims for the avoidance of alleged consideration received in connection with the Lands’ End spinoff and the Seritage rights offering. Certain defendants in the Second Action have moved to dismiss all claims against them, and the motions to dismiss are currently pending before the Court. On March 15, 2021, the Court consolidated the Second Action into the First Action. Pursuant to Order entered April 6, 2022, the parties have engaged in a mediation which, to date, has not resulted in resolution of the First or Second Actions.

Although the Manager and the Company believe that they have strong defenses to the foregoing complaint and intend to defend themselves vigorously against the allegations in the complaint, neither the Manager nor the Company is in a position to express an opinion about the ultimate outcome of the litigation or the range of potential loss, if any.

Note 10. Subsequent Events

Management has evaluated the impact on The Fairholme Fund of all subsequent events occurring through the date the financial statement was issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.

19

THE FAIRHOLME FUND

ADDITIONAL INFORMATION

May 31, 2022 (unaudited)

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, The Fairholme Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that The Fairholme Fund could not meet requests to redeem The Fairholme Fund shares without significant dilution of remaining investors’ interests in The Fairholme Fund. In assessing, managing and reviewing liquidity risk under the Program, The Fairholme Fund considers a variety of factors, including its investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires The Fairholme Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2021 (the “Covered Period”), The Fairholme Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected The Fairholme Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in The Fairholme Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of The Fairholme Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in The Fairholme Fund’s portfolio. A description of these policies and procedures, and records of how The Fairholme Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2021, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of The Fairholme Fund’s portfolio holdings on Form N-PORT for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Forms N-PORT are available on the SEC’s website at www.sec.gov.

20

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive, Westborough, MA 01581-1722

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Focused Income Fund (FOCIX)

Seeking current income

Semi-Annual Report

May 31, 2022

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

THE FAIRHOLME FOCUSED INCOME FUND

May 31, 2022

2

THE FAIRHOLME FOCUSED INCOME FUND

FUND PERFORMANCE (unaudited)

May 31, 2012 — May 31, 2022

THE INCOME FUND VS.

THE BLOOMBERG U.S. AGGREGATE BOND INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Focused Income Fund (“The Income Fund”) commenced operations on December 31, 2009. The chart above presents the performance of a hypothetical $10,000 investment for up to ten years to the latest semi-annual period ended May 31, 2022.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Income Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Income Fund or upon redemption of shares of The Income Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for both the Bloomberg U.S. Aggregate Bond Index and The Income Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Income Fund distributions. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar-denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The Bloomberg U.S. Aggregate Bond Index does not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees, or other charges. It is not possible to invest directly in an index.

3

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2022

The Income Fund shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2022, the end of The Income Fund’s semi-annual period, and NAVs at other pertinent dates, were as follows:

	5/31/2022	05/31/2022	11/30/2021	05/31/2021
	Shares	NAV	NAV	NAV
	Outstanding	(unaudited)	(audited)	(unaudited)
The Income Fund	12,018,130	$ 11.62	$ 10.62	$ 11.17

At June 30, 2022, the unaudited NAV of The Income Fund was $10.51.

Performance figures below are shown for The Income Fund’s semi-annual period ended May 31, 2022, and do not match calendar year figures for the period ended June 30, 2022, cited in the Portfolio Manager’s report.

The Income Fund					Since
Performance to	Six	One	Five	Ten	Inception
5/31/2022 (Unaudited)	Months	Year	Years	Years	12/31/2009

Cumulative:
The Income Fund	10.03%	5.35%	18.19%	92.18%	118.42%
Bloomberg Bond Index	-9.15%	-8.22%	6.02%	18.44%	39.26%

Annualized:
The Income Fund		5.35%	3.40%	6.75%	6.50%
Bloomberg Bond Index		-8.22%	1.18%	1.71%	2.70%

For the six months ended May 31, 2022, The Income Fund outperformed the Bloomberg U.S. Aggregate Bond Index (“Bloomberg Bond Index”) by 19.18 percentage points. Over the last fiscal year, The Income Fund also outperformed the Bloomberg Bond Index by 13.57 percentage points. From inception, The Income Fund outperformed the Bloomberg Bond Index by 3.80 percentage points per annum, or on a cumulative basis, 79.16 percentage points.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the Bloomberg Bond Index is unmanaged index incurring no fees, expenses, or tax effects and are shown solely to compare The Income Fund’s performance to that of unmanaged and diversified index of securities. As of the prospectus dated March 30, 2022, the gross expense ratio for The Income Fund is 1.00%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by The Income Fund subsequent to the end of the fiscal period, and that The Income Fund may have made new investments that are not yet required to be disclosed. It is The Income Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all Fund portfolio dispositions or additions are material, and, while The Income Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

The Manager invests The Income Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with The Income Fund’s investment strategies, policies and restrictions, as stated in The Income Fund’s Prospectus and may invest a significant portion of The Income Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. Due to the continued uncertainty caused by the spread of COVID-19 and the corresponding market

4

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2022

volatility and governmental responses to it, during the period ended May 31, 2022, the Manager has continued to hold U.S. Treasury Bills as part of The Income Fund’s investments. At May 31, 2022, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 31.8% of The Income Fund total assets. Since inception, The Income Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Income Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, The Income Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by The Income Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Income Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing The Income Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of The Income Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months ended May 31, 2022.

The most significant gains in The Income Fund’s portfolio were related to positive developments in the Oil & Gas Storage & Transformation and Steel sectors. Investments in Semiconductors and Diversified Banks sectors saw some losses during the six months ended May 31, 2022.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2022.

For the six months ended May 31, 2022, The Income Fund investments that contributed to performance were Enterprise Products Partners, LP, Commercial Metals Co., and Energy Transfer, LP. The detractors to performance during the period were Intel Corp. and Citigroup, Inc. The following charts show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2022.

The Income Fund		The Income Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)
Enterprise Products Partners LP	25.7%	Cash and Cash Equivalents**	31.8%
Commercial Metals Co.	19.2%	Oil & Gas Storage & Transportation	25.7%
Old Republic International Corp.	6.4%	Steel	19.2%
Intel Corp.	4.5%	Insurance - Property & Casualty	6.4%
Citigroup, Inc.	4.2%	Semiconductors	4.5%
DR Horton, Inc.	3.8%	Diversified Banks	4.2%
Walgreens Boots Alliance, Inc.	2.2%	Homebuilding	3.8%
Federal Home Loan Mortgage Corp.	1.6%	Drug Retail	2.2%
Federal National Mortgage Association	0.5%	Mortgage Finance	2.1%

	68.1%		99.9%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

5

THE FAIRHOLME FOCUSED INCOME FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2022

A more complete discussion and description of the principal risks of investing in The Income Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect The Income Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

Since inception, The Income Fund has been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of The Income Fund’s Board of Directors (the “Board” or the “Directors”), and his affiliates beneficially own an aggregate 4,584,728, shares of The Income Fund at May 31, 2022. While there is no requirement that Mr. Berkowitz own shares of The Income Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of The Income Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in The Income Fund; the present composition of the Board; and current rules and regulations. A Director and Officers of the Fund are also Officers of the Manager. Nevertheless, at May 31, 2022, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from The Income Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about The Income Fund, or to obtain a current Prospectus, please visit www.fairholmefunds. com or call Shareholder Services at (866) 202-2263.

6

THE FAIRHOLME FOCUSED INCOME FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2021 through May 31, 2022 (unaudited)

As a shareholder of The Income Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in The Income Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested in The Income Fund at December 1, 2021, and held for the entire six month period ending May 31, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on The Income Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Income Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in The Income Fund with the ongoing costs of investing in other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2021 Through May 31, 2022**
The Income Fund
Actual	$1,000.00	$1,100.30	0.80%	$4.19
Hypothetical (5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Income Fund to the extent necessary to limit the management fee paid to the Manager by The Income Fund to an annual rate of 0.80% of The Income Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to The Income Fund.

**	Expenses are equal to The Income Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/ 365 days (to reflect the one-half year period).

7

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS

May 31, 2022 (unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 66.0%

	DIVERSIFIED BANKS — 4.2%
110,600	Citigroup, Inc.	$5,907,146

	DRUG RETAIL — 2.2%
69,000	Walgreens Boots Alliance, Inc.	3,024,270

	HOMEBUILDING — 3.8%
71,000	DR Horton, Inc.	5,335,650

	INSURANCE - PROPERTY & CASUALTY — 6.4%
371,100	Old Republic International Corp.	8,876,712

	OIL & GAS STORAGE & TRANSPORTATION — 25.7%
1,307,700	Enterprise Products Partners LP	35,857,134

	SEMICONDUCTORS — 4.5%
141,100	Intel Corp.	6,267,662

	STEEL — 19.2%
676,600	Commercial Metals Co.	26,881,318

TOTAL DOMESTIC EQUITY SECURITIES (COST $83,580,811)		92,149,892

	DOMESTIC PREFERRED EQUITY SECURITIES — 2.1%

	MORTGAGE FINANCE — 2.1%
	Federal Home Loan Mortgage Corp.
302,300	5.100%, Series H(a)	1,511,500
260,924	6.550%, Series Y(a)	785,381
180,000	Federal National Mortgage Association
	7.750%, Series S(a)(b)	658,800

		2,955,681

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $4,614,651)		2,955,681

Principal

	U.S. GOVERNMENT OBLIGATIONS — 27.5%
	U.S. Treasury Bills
$ 13,000,000	1.273%, 10/20/2022(c)	12,932,705
13,000,000	1.497%, 03/23/2023(c)	12,809,280

Principal		Value

	U.S. GOVERNMENT OBLIGATIONS — 27.5% (CONTINUED)
	U.S. Treasury Bills
$ 13,000,000	2.125%, 05/18/2023(c)	$12,745,951

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $38,514,822)		38,487,936

Shares

	MONEY MARKET FUNDS — 4.3%
6,019,715	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.62%(d)	6,019,715

TOTAL MONEY MARKET FUNDS (COST $6,019,715)		6,019,715

TOTAL INVESTMENTS — 99.9% (COST $132,729,999)		139,613,224

	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.1%	88,121

NET ASSETS — 100.0%		$139,701,345

The accompanying notes are an integral part of the financial statements.

8

THE FAIRHOLME FOCUSED INCOME FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2022 (unaudited)

(a)	Non-income producing security.
(b)	Variable rate security. Rates shown are the effective rates as of May 31, 2022.
(c)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(d)	Annualized based on the 1-day yield as of May 31, 2022.

The accompanying notes are an integral part of the financial statements.

9

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2022 (unaudited)

Assets
Investments, at Fair Value (Cost — $132,729,999)	$139,613,224
Dividends and Interest Receivable	88,951
Receivable for Capital Shares Sold	91,955

Total Assets	139,794,130

Liabilities
Accrued Management Fees	92,785

Total Liabilities	92,785

NET ASSETS	$139,701,345

Net Assets consist of:
Paid-In Capital	$153,896,030
Total Accumulated Losses	(14,194,685)

NET ASSETS	$139,701,345

Shares of Common Stock Outstanding* ($0.0001 par value)	12,018,130

Net Asset Value, Offering and Redemption Price Per Share ($139,701,345 / 12,018,130 shares)	$11.62

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

10

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2022
Investment Income
Interest	$76,015

Dividends	762,424

Total Investment Income	838,439

Expenses
Management Fees	650,099

Total Expenses	650,099

Less: Voluntary Reduction of Management Fees	(130,032)

Net Expenses	520,067

Net Investment Income	318,372

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions

Net Realized Gain (Loss) on:

Investments	7,208,123

Foreign Currency Related Transactions	(1,526)

Net Change in Unrealized Appreciation (Depreciation) on:

Investments	4,756,465

Foreign Currency Related Transactions	1,204

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	11,964,266

NET INCREASE IN NET ASSETS FROM OPERATIONS	$12,282,638

The accompanying notes are an integral part of the financial statements.

11

THE FAIRHOLME FOCUSED INCOME FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$318,372	$1,449,440
Net Realized Gain (Loss) on Investments and Foreign Currency Related Transactions	7,206,597	(15,954,749)
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	4,757,669	19,497,503

Net Increase in Net Assets from Operations	12,282,638	4,992,194

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(753,757)	(1,325,088)

From Capital Share Transactions
Proceeds from Sale of Shares	24,450,350	16,173,086
Shares Issued in Reinvestment of Dividends and Distributions	382,247	739,562
Cost of Shares Redeemed	(15,547,555)	(8,801,077)

Net Increase in Net Assets from Shareholder Activity	9,285,042	8,111,571

NET ASSETS
Net Increase in Net Assets	20,813,923	11,778,677
Net Assets at Beginning of Period	118,887,422	107,108,745

Net Assets at End of Period	$139,701,345	$118,887,422

SHARES TRANSACTIONS
Issued	2,186,234	1,553,599
Reinvested	33,760	69,514
Redeemed	(1,399,296)	(817,841)

Net Increase in Shares	820,698	805,272
Shares Outstanding at Beginning of Period	11,197,432	10,392,160

Shares Outstanding at End of Period	12,018,130	11,197,432

The accompanying notes are an integral part of the financial statements.

12

THE FAIRHOLME FOCUSED INCOME FUND

FINANCIAL HIGHLIGHTS

	For the		For the Fiscal Year Ended November 30,
	Six Months
	Ended
	May 31, 2022
	(Unaudited)		2021		2020		2019		2018		2017
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$10.62		$10.31		$10.23		$9.88		$11.33		$12.38

Investment Operations
Net Investment Income(1)	0.03		0.13		0.07		0.30		0.49		0.60
Net Realized and Unrealized Gain (Loss) on Investments	0.99		0.30		0.11	(2)	0.34		(0.91)		(0.99)

Total from Investment Operations	1.02		0.43		0.18		0.64		(0.42)		(0.39)

Dividends and Distributions
From Net Investment Income	(0.02)		(0.12)		(0.10)		(0.29)		(0.51)		(0.61)
From Realized Capital Gains	—		—		—		—		(0.52)		(0.05)

Total Dividends and Distributions	(0.02)		(0.12)		(0.10)		(0.29)		(1.03)		(0.66)

NET ASSET VALUE, END OF PERIOD	$11.62		$10.62		$10.31		$10.23		$9.88		$11.33

TOTAL RETURN	10.03	%(3)	4.16%		1.78%		6.49%		(4.19)%		(3.35)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$139,701		$118,887		$107,109		$179,351		$188,500		$223,432
Ratio of Gross Expenses to Average Net Assets	1.00	%(4)	1.00%		1.02	%(5)	1.02	%(5)	1.00%		1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(4)(6)	0.80	%(6)	0.82	%(5)(6)	0.82	%(5)(6)	0.82	%(6)	1.00%
Ratio of Net Investment Income to Average Net Assets	0.49	%(4)	1.20%		0.74%		2.94%		4.56%		5.02%
Portfolio Turnover Rate	40.96	%(3)	118.05%		100.67%		16.70%		45.78%		36.05%

(1)	Based on average shares outstanding.
(2)

The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and redemptions of shares in relation to fluctuating market values of the investments of The Income Fund.

(3)	Not annualized.
(4)	Annualized.
(5)	0.02% is attributable to legal expenses incurred outside the management fee.
(6)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Income Fund to the extent necessary to limit the management fee paid to the Manager by The Income Fund to an annual rate of 0.80% of the daily average net asset value of The Income Fund.

The accompanying notes are an integral part of the financial statements.

13

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Focused Income Fund (“The Income Fund”). The Income Fund is a non-diversified fund. The Income Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing The Income Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Income Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within The Income Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Income Fund’s investment objective is to seek current income. Under normal circumstances, The Income Fund seeks to achieve its investment objective by investing in a focused portfolio of cash distributing securities. To maintain maximum flexibility, the securities in which The Income Fund may invest include corporate bonds and other corporate debt securities of issuers in the U.S. and foreign countries, bank debt (including bank loans and loan participations), government and agency debt securities of the U.S. and foreign countries (including U.S. Treasury bills), convertible bonds and other convertible securities, and equity securities, including preferred and common stock of issuers in the U.S. and foreign countries, interests in publicly traded partnerships, and interests in real estate investment trusts. Although The Income Fund normally holds a focused portfolio of securities, The Income Fund is not required to be fully invested in such securities and may maintain a significant portion of its total assets in cash and securities generally considered to be cash equivalents. Fairholme Capital Management, L.L.C. (the “Manager”) serves as investment adviser to The Income Fund.

There is no guarantee that The Income Fund will meet its objectives.

Note 2. Significant Accounting Policies

As an investment company, The Income Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Income Fund’s investments are reported at fair value as defined by U.S. GAAP. The Income Fund calculates its net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to The Income Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value)

14

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of May 31, 2022, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2022, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual funds including money market funds are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

The Income Fund uses several recognized industry third-party pricing services (TPPS), which are approved by the Board and unaffiliated with the Manager, to provide prices for some of The Income Fund’s securities. The Income Fund also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of The Income Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of The Income Fund’s investments by inputs used to value The Income Fund’s investments as of May 31, 2022, is as follows:

15

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Observable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/22
THE INCOME FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities*	$92,149,892	$—	$—	$92,149,892
Domestic Preferred Equity Securities*	2,955,681	—	—	2,955,681
U.S. Government Obligations	—	38,487,936	—	38,487,936
Money Market Funds	6,019,715	—	—	6,019,715

TOTAL INVESTMENTS	$101,125,288	$38,487,936	$—	$139,613,224

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for The Income Fund at May 31, 2022 or November 30, 2021.

Dividends and Distributions: The Income Fund records dividends and distributions to its shareholders on the ex-dividend date. The Income Fund intends to declare and pay net investment income distributions, if any, quarterly in March, June, September, and December. The Income Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of The Income Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Income Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires The Income Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Other: The Income Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Income Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Income Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, The Income Fund pays a management fee to the Manager for its provision of investment advisory and operating services to The Income Fund. Subject to applicable waivers or

16

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of The Income Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Income Fund to the extent necessary to limit the management fee of The Income Fund to the annual rate of 0.80% of The Income Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to The Income Fund. The Manager is not responsible pursuant to the Investment Management Agreement for paying The Income Fund’s expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of The Income Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to The Income Fund in connection with securities transactions or in connection with securities owned by The Income Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against The Income Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees $520,067 from The Income Fund for its services during the six months ended May 31, 2022.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of The Income Fund’s Board, and his affiliates beneficially own an aggregate 4,584,728 shares of The Income Fund at May 31, 2022.

A Director and Officers of The Income Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2022, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Income Fund	$54,128,045	$32,570,340

Note 5. Tax Matters

Federal Income Taxes: The Income Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, The Income Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2022, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
The Income Fund	$132,729,999	$11,153,426	$(4,270,201)	$6,883,225

The difference between book basis and tax basis for The Income Fund’s net unrealized depreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

The Income Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2022.

The Income Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either

17

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

short-term or long-term capital losses. As of November 30, 2021, net short-term and long-term capital loss carryforwards were as follows:

The Income
Fund
Short-term capital loss carryforward	$—
Long-term capital loss carryforward	27,988,050

Total	$27,988,050

The Manager has analyzed The Income Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Income Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, The Income Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by The Income Fund were as follows:

	The Income Fund
		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2022	2021
Dividends and Distributions paid from:
Ordinary Income	$213,274	$1,325,088

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to The Income Fund. In the normal course of business the Company or The Income Fund enter into contracts that contain a variety of representations and customary indemnifications. The Income Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against The Income Fund that have not yet occurred. However, based on its experience to date, The Income Fund expects the risk of loss to be remote.

Note 8. Legal-Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C.; Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.; Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC (the “First Action”).

18

THE FAIRHOLME FOCUSED INCOME FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

On November 25, 2019, the plaintiffs filed an amended complaint, adding the Company and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

In the amended complaint, Plaintiffs assert avoidance and other claims against certain defendants, including the Manager, for participation in two Sears corporate transactions: (i) the Lands’ End spinoff; and (ii) the Seritage rights offering. The avoidance claims against the Manager include, among other things, claims for the avoidance of consideration received from Sears Holdings Corp. in connection with the Lands’ End spinoff and Seritage rights offering that were allegedly actual and/ or constructive fraudulent transfers. Plaintiffs also assert avoidance and other claims seeking to recover amounts allegedly received by the Company from alleged related-party transactions with Sears and seek to avoid the release received by certain of the defendants, including the Manager and the Company, in connection with the Seritage derivative action. Plaintiffs also assert claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty arising out of certain related-party transactions against certain defendants, including the Manager and Bruce Berkowitz, and seek to subordinate the bankruptcy claims of the Company, the Manager and Bruce Berkowitz.

On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, including the Manager and Bruce Berkowitz, moved to dismiss all or parts of the compliant against them. The Court held extensive oral argument on the motions to dismiss, which are currently pending before the Court.

On October 15, 2020, Sears Holdings Corp., Sears, Roebuck and Co., and The Official Committee of Unsecured Creditors of Sears Holdings Corporation, et al. commenced a second adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against certain former shareholders of Sears Holdings Corporation that were not named in the First Action (the “Second Action”). In the Second Action, the plaintiffs assert claims for the avoidance of alleged consideration received in connection with the Lands’ End spinoff and the Seritage rights offering. Certain defendants in the Second Action have moved to dismiss all claims against them, and the motions to dismiss are currently pending before the Court. On March 15, 2021, the Court consolidated the Second Action into the First Action. Pursuant to Order entered April 6, 2022, the parties have engaged in a mediation which, to date, has not resulted in resolution of the First or Second Actions.

Although the Manager and the Company believe that they have strong defenses to the foregoing complaint and intend to defend themselves vigorously against the allegations in the complaint, neither the Manager nor the Company is in a position to express an opinion about the ultimate outcome of the litigation or the range of potential loss, if any.

Note 9. Subsequent Events

Management has evaluated the impact on The Income Fund of all subsequent events occurring through the date the financial statement was issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

19

THE FAIRHOLME FOCUSED INCOME FUND

ADDITIONAL INFORMATION

May 31, 2022 (unaudited)

Operation and Effectiveness of the Fund’s Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, The Income Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that The Income Fund could not meet requests to redeem The Income Fund shares without significant dilution of remaining investors’ interests in The Income Fund. In assessing, managing and reviewing liquidity risk under the Program, The Income Fund considers a variety of factors, including its investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy (if any), and redemption history. In addition, the Program requires The Income Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2021 (the “Covered Period”), The Income Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected The Income Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in The Income Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of The Income Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in The Income Fund’s portfolio. A description of these policies and procedures, and records of how The Income Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2021, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of The Income Fund’s portfolio holdings on Form N-PORT for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Forms N-PORT are available on the SEC’s website at www.sec.gov.

20

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive, Westborough, MA 01581-1722

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

FAIRHOLME

Ignore the crowd.

The Fairholme Allocation Fund (FAAFX)

Seeking long-term total return

Semi-Annual Report

May 31, 2022

Managed by Fairholme Capital Management

(866) 202-2263 • fairholmefunds.com

THE FAIRHOLME ALLOCATION FUND

May 31, 2022

THE FAIRHOLME ALLOCATION FUND

FUND PERFORMANCE (unaudited)

May 31, 2012 — May 31, 2022

THE ALLOCATION FUND VS. THE BLOOMBERG U.S.

AGGREGATE BOND INDEX AND THE S&P 500 INDEX

INITIAL INVESTMENT OF $10,000

The Fairholme Allocation Fund (“The Allocation Fund”) commenced operations on December 31, 2010. The chart above presents the performance of a hypothetical $10,000 investment for up to ten years to the latest semi-annual period ending May 31, 2022.

The following notes pertain to the chart above as well as to the performance table included in the Management Discussion & Analysis Report. Performance information in this report represents past performance and is not a guarantee of future results. The investment return and principal value of an investment in The Allocation Fund will fluctuate, so that an investor’s shares when redeemed may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted within. The performance information does not reflect the taxes an investor would pay on distributions from The Allocation Fund or upon redemption of shares of The Allocation Fund. Most recent month-end performance and answers to any questions you may have can be obtained by calling Shareholder Services at 1-866-202-2263.

Data for the Bloomberg U.S. Aggregate Bond Index, the S&P 500 Index and The Allocation Fund are presented assuming all dividends and distributions have been reinvested and do not reflect any taxes that might have been incurred by a shareholder as a result of The Allocation Fund distributions. The Bloomberg U.S. Aggregate Bond Index is a broad-based flagship benchmark that measures the investment grade, U.S. dollar- denominated, fixed-rate taxable bond market, and includes Treasuries, government-related and corporate securities, mortgage-backed securities (agency fixed-rate and hybrid adjustable-rate mortgage pass-throughs), asset-backed securities and commercial mortgage-backed securities (agency and non-agency). The S&P 500 Index is a widely recognized, unmanaged index of 500 of the largest companies in the United States as measured by market capitalization. These index returns do not reflect any investment management fees or transaction expenses, nor the effects of taxes, fees or other charges. It is not possible to invest directly in an index.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS

For the six months ended May 31, 2022

The Allocation Fund shares outstanding and unaudited net asset value per share (“NAV”) at May 31, 2022, the end of The Allocation Fund’s semi-annual period, and NAVs at other pertinent dates, were as follows:

	5/31/2022	05/31/2022	11/30/2021	05/31/2021
	Shares	NAV	NAV	NAV
	Outstanding	(unaudited)	(audited)	(unaudited)
The Allocation Fund	6,374,427	$ 8.87	$ 8.32	$ 9.46

At June 30, 2022, the unaudited NAV of The Allocation Fund was $7.76.

Performance figures below are shown for The Allocation Fund’s semi-annual period ended May 31, 2022, and do not match calendar year figures for the period ended June 30, 2022, cited in the Portfolio Manager’s report.

The Allocation Fund					Since
Performance to	Six	One	Five	Ten	Inception
5/31/2022 (Unaudited)	Months	Year	Years	Years	12/31/2010
Cumulative:
The Allocation Fund	7.04%	-5.86%	18.56%	50.83%	31.82%
Bloomberg Bond Index	-9.15%	-8.22%	6.02%	18.44%	30.71%
S&P 500 Index	-8.85%	-0.30%	87.39%	283.77%	312.08%

Annualized:
The Allocation Fund		-5.86%	3.46%	4.20%	2.45%
Bloomberg Bond Index		-8.22%	1.18%	1.71%	2.37%
S&P 500 Index		-0.30%	13.38%	14.40%	13.21%

For the six months ended May 31, 2022, The Allocation Fund outperformed the Bloomberg U.S. Aggregate Bond Index (“Bloomberg Bond Index”) and the S&P 500 (“S&P 500”) by 16.19 and 15.89 percentage points, respectively. Over the last fiscal year, The Allocation Fund outperformed the Bloomberg Bond Index by 2.36 percentage points, but was outperformed by the S&P 500 by 5.56 percentage points. From inception, The Allocation Fund outperformed the Bloomberg Bond Index by 0.08, but was outperformed by the S&P 500 by 10.76 percentage points per annum, or on a cumulative basis, 1.11 and 280.26 percentage points, respectively.

Fairholme Capital Management, L.L.C. (the “Manager”) believes performance over shorter periods is likely to be less meaningful than performance over longer periods. Investors are cautioned not to rely on short-term results. The fact that securities increase or decline in value does not always indicate that the Manager believes these securities to be more or less attractive — in fact, the Manager believes that some price increases present selling opportunities and some price declines present buying opportunities.

Further, shareholders should note that the S&P 500 and the Bloomberg Bond Indices are unmanaged indices incurring no fees, expenses, or tax effects and are shown solely to compare The Allocation Fund’s performance to that of unmanaged and diversified indices of securities. As of the prospectus dated March 30, 2022, the gross expense ratio for The Allocation Fund is 1.00%. Shareholders are also cautioned that it is possible that some securities mentioned in this discussion may no longer be held by The Allocation Fund subsequent to the end of the fiscal period, and that The Allocation Fund may have made new investments that are not yet required to be disclosed. It is The Allocation Fund’s general policy not to disclose portfolio holdings other than when required by relevant law or regulation. Portfolio holdings are subject to change without notice and are not a recommendation to buy or sell any security.

Not all The Allocation Fund portfolio dispositions or additions are material, and, while The Allocation Fund and the Manager have long-term objectives, it is possible that a security sold or purchased in one period will be purchased or sold in a subsequent period. Generally, the Manager determines to buy and sell based on its estimates of the, respectively, relative intrinsic values and the Manager’s assessment of certain attractive characteristics of a company, general market conditions and expected future returns of an investment.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2022

The Manager invests The Allocation Fund’s assets in securities to the extent the Manager finds reasonable investment opportunities in accordance with The Allocation Fund’s investment strategies, policies and restrictions, as stated in The Allocation Fund’s Prospectus and may invest a significant portion of The Allocation Fund’s assets in cash and cash equivalents. The Manager views liquidity as a strategic advantage. Due to the continued uncertainty caused by the spread of COVID-19 and the corresponding market volatility and governmental responses to it, during the period ended May 31, 2022, the Manager has continued to hold U.S. Treasury Bills as part of The Allocation Fund’s investments. At May 31, 2022, cash and cash equivalents (consisting of cash, deposit accounts, U.S. Treasury Bills, and Treasury money-market funds) represented 19.5% of The Allocation Fund total assets. Since inception, The Allocation Fund has held varying levels of cash and cash equivalents for periods without, in the Manager’s view, negatively influencing performance.

The Allocation Fund is considered to be “non-diversified” under the Investment Company Act of 1940. Accordingly, The Allocation Fund can invest a greater percentage of its assets in fewer securities than a diversified fund, and can invest a significant portion of cash and liquid assets held by The Allocation Fund in one or more higher-risk securities at any time, including periods when a market is weak or a particular security declines sharply. The Allocation Fund may also have a greater percentage of assets invested in a particular sector than a diversified fund, exposing The Allocation Fund to the risk of an unanticipated event or condition and risks affecting a single company, sector or security.

The commentary below provides details of The Allocation Fund’s portfolio holdings by issuer and sector, as well as reporting the most significant positive and negative performance by investment for the six months May 31, 2022.

The most significant gains in The Allocation Fund’s portfolio were related to positive developments in the Steel and Real Estate Management & Development sectors. Investments in the Metals & Mining sector saw some losses during the six months ended May 31, 2022.

The Manager made no changes to the core investment strategies and techniques it employed during the six months ended May 31, 2022.

For the six months ended May 31, 2022, The Allocation Fund investments that contributed to performance were Commercial Metals, Co. and The St. Joe Co. The detractor to performance during the period was Imperial Metals Corp. The following charts show the top holdings by issuer and sector in descending order of percentage of net assets as of May 31, 2022.

The Allocation Fund		The Allocation Fund
Top Holdings by Issuer*		Top Sectors
(% of Net Assets)		(% of Net Assets)
The St. Joe Co.	30.3%	Real Estate Management & Development	30.3%
Imperial Metals Corp.	10.5%	Cash and Cash Equivalents**	19.5%
Commercial Metals Co.	8.9%	Oil & Gas Storage & Transportation	15.8%
Enterprise Products Partners LP	6.0%	Metals & Mining	10.5%
Energy Transfer LP	5.6%	Steel	8.9%
Intel Corp.	4.6%	Semiconductors	4.6%
Kinder Morgan, Inc.	4.2%	Diversified Banks	3.9%
Citigroup, Inc.	3.9%	Mortgage Finance	3.1%
Alibaba Group Holding Ltd.	2.0%	Internet & Direct Marketing Retail	2.0%
Federal Home Loan Mortgage Corp.	1.7%	Insurance - Property & Casualty	1.3%

	77.7%		99.9%

*	Excludes cash, U.S. Treasury Bills and Treasury money market funds.
**	Includes cash, U.S. Treasury Bills and Treasury money market funds.

THE FAIRHOLME ALLOCATION FUND

MANAGEMENT DISCUSSION & ANALYSIS (continued)

For the six months ended May 31, 2022

The Manager views the ability to focus on fewer investments than a diversified fund as a strategic advantage. However, such a strategy may negatively influence long-term performance.

A more complete discussion and description of the principal risks of investing in The Allocation Fund can be found in its Prospectus and Statement of Additional Information.

Large cash inflows or outflows may adversely affect The Allocation Fund’s performance. Such flows are monitored and actions deemed appropriate by the Manager are contemplated for when such flows could negatively impact performance.

Since inception, The Allocation Fund has been advised by the Manager. Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of The Allocation Fund’s Board of Directors (the “Board” or the “Directors”), and his affiliates beneficially own an aggregate 4,388,234 shares of The Allocation Fund at May 31, 2022. While there is no requirement that Mr. Berkowitz own shares of The Allocation Fund, such holdings are believed to help align the interests of the Manager with the interests of the shareholders.

The Board, including the Independent Directors, continues to believe that it is in the best interests of The Allocation Fund to have Mr. Berkowitz serve as Chairman of the Board given: his long-term relative performance; his experience, commitment, and significant personal investments in The Allocation Fund; the present composition of the Board; and current rules and regulations. A Director and Officers of The Allocation Fund are also Officers of the Manager. Nevertheless, at May 31, 2022, a majority of Directors were independent of the Manager, no stock option or restricted stock plans exist, Officers received no direct compensation from The Allocation Fund, and the Director affiliated with the Manager received no compensation for being a Director.

For more complete information about The Allocation Fund, or to obtain a current Prospectus, please visit www.fairholmefunds. com or call Shareholder Services at (866) 202-2263.

THE FAIRHOLME ALLOCATION FUND

EXPENSE EXAMPLE

For the Six Month Period from December 1, 2021 through May 31, 2022 (unaudited)

As a shareholder of The Allocation Fund, you incur two types of costs: (1) transaction costs including, but not limited to, transaction fees at some broker-dealers, custodial fees for retirement accounts, redemption fees (on The Allocation Fund shares redeemed or exchanged within 60 days of purchase), and wire transfer fees; and (2) ongoing costs including, but not limited to, management fees paid to the Manager. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in The Allocation Fund and to compare these costs with the ongoing costs of investing in other mutual fund.

These examples are based on an investment of $1,000 invested in The Allocation Fund at December 1, 2021, and held for the entire six month period ending May 31, 2022.

Actual Expenses

The first line of the tables below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you had invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the tables below provides information about hypothetical account values and hypothetical expenses based on The Allocation Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not The Allocation Fund’s actual return for the period presented. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses that you paid for the period presented. However, you may use this information to compare ongoing costs of investing in The Allocation Fund with the ongoing costs of investing in other fund. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other fund.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees (if any), or other direct costs. Therefore, the second line of the tables is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different fund. In addition, if these transactional costs were included, your total costs would be higher.

	Beginning Account Value December 1, 2021	Ending Account Value May 31, 2022	Annualized Expense Ratio*	Expenses Paid During the Period December 1, 2021 Through May 31, 2022**
The Allocation Fund
Actual	$1,000.00	$1,070.40	0.80%	$4.13
Hypothetical
(5% return before expenses)	$1,000.00	$1,020.94	0.80%	$4.03

*

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Allocation Fund to an annual rate of 0.80% of The Allocation Fund’s daily average net asset value. This undertaking may be terminated by the Manager upon 60 days’ written notice to The Allocation Fund.

**	Expenses are equal to The Allocation Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182 days/ 365 days (to reflect the one-half year period).

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS

May 31, 2022 (Unaudited)

Shares		Value

	DOMESTIC EQUITY SECURITIES — 64.8%

	DIVERSIFIED BANKS — 3.9%
41,300	Citigroup, Inc.	$ 2,205,833

	INSURANCE — PROPERTY & CASUALTY — 1.3%
30,000	Old Republic International Corp.	717,600

	OIL & GAS STORAGE & TRANSPORTATION — 15.8%
121,600	Kinder Morgan, Inc.	2,394,304
268,700	Energy Transfer LP	3,133,042
124,000	Enterprise Products Partners LP	3,400,080

		8,927,426

	REAL ESTATE MANAGEMENT & DEVELOPMENT — 30.3%
348,267	The St. Joe Co.(a)	17,152,150

	SEMICONDUCTORS — 4.6%
58,600	Intel Corp.	2,603,012

	STEEL — 8.9%
125,900	Commercial Metals Co.	5,002,007

TOTAL DOMESTIC EQUITY SECURITIES (COST $22,554,172)		36,608,028

	FOREIGN EQUITY SECURITIES — 12.5%

	CAYMAN ISLANDS — 2.0%

	INTERNET & DIRECT MARKETING RETAIL — 2.0%
	Alibaba Group Holding Ltd.,
12,000	ADR(b)	1,152,600

	CANADA — 10.5%

	METALS & MINING — 10.5%
2,412,125	Imperial Metals Corp.(b)	5,911,837

TOTAL FOREIGN EQUITY SECURITIES (COST $28,673,482)		7,064,437

Shares		Value

	DOMESTIC PREFERRED EQUITY SECURITIES — 3.1%

	MORTGAGE FINANCE — 3.1%
282,295	Federal Home Loan Mortgage Corp. 7.875%, Series Z(b)(c)	$ 965,449
216,265	Federal National Mortgage Association 7.750%, Series S(b)(c)	791,530

		1,756,979

TOTAL DOMESTIC PREFERRED EQUITY SECURITIES (COST $2,038,289)		1,756,979

	RIGHTS — 0.1%

	CANADA — 0.1%

	METALS & MINING — 0.1%
2,412,125	Imperial Metals Corp., Expire 06/24/2022(b)	28,606

TOTAL RIGHTS (COST $0)		28,606

Principal
	U.S. GOVERNMENT OBLIGATIONS — 12.2%
	U.S. Treasury Bills
$ 2,000,000	0.120%, 06/16/2022(d)	1,999,513
5,000,000	2.125%, 05/18/2023(d)	4,902,289

TOTAL U.S. GOVERNMENT OBLIGATIONS (COST $6,898,500)		6,901,802

Shares
	MONEY MARKET FUNDS — 7.3%
4,134,964	Fidelity Investments Money Market Treasury Portfolio - Class I, 0.62%(e)	4,134,964

TOTAL MONEY MARKET FUNDS (COST $4,134,964)		4,134,964

TOTAL INVESTMENTS — 100.0% (COST $64,299,407)		56,494,816
	OTHER ASSETS IN EXCESS OF LIABILITIES — 0.0%	19,961

NET ASSETS — 100.0%		$ 56,514,777

The accompanying notes are an integral part of the financial statements

THE FAIRHOLME ALLOCATION FUND

SCHEDULE OF INVESTMENTS (continued)

May 31, 2022 (Unaudited)

(a)	Restricted/controlled security. The value of this security totals $17,152,150, which represents 30.35% of The Allocation Fund’s net assets. Informationrelated to this security is as follows:

Shares	Issuer	Acquisition Date(s)	Acquisition Cost	5/31/2022 Value Per Share
348,267	The St. Joe Co.	08/09/2017-09/01/2017	$6,615,792	$49.25

(b)	Non-income producing security.
(c)	Variable rate security. Rates shown are the effective rates as of May 31, 2022.
(d)	Rates shown are the effective yields based on the purchase price. The calculation assumes the security is held to maturity.
(e)	Annualized based on the 1-day yield as of May 31, 2022.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF ASSETS & LIABILITIES

May 31, 2022 (unaudited)

Assets
Investments, at Fair Value (Cost — $64,299,407)	$56,494,816
Dividends and Interest Receivable	58,010

Total Assets	56,552,826

Liabilities
Accrued Management Fees	38,049

Total Liabilities	38,049

NET ASSETS	$56,514,777

Net Assets consist of:
Paid-In Capital	$111,122,023
Total Accumulated Losses	(54,607,246)

NET ASSETS	$56,514,777

Shares of Common Stock Outstanding* ($0.0001 par value)	6,374,427

Net Asset Value, Offering and Redemption Price Per Share ($56,514,777 / 6,374,427 shares)	$8.87

* 200,000,000 shares authorized in total.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENT OF OPERATIONS (unaudited)

For the Six Months Ended May 31, 2022
Investment Income
Interest	$4,162
Dividends	240,112

Total Investment Income	244,274

Expenses

Management Fees	280,517

Total Expenses	280,517

Less: Voluntary Reduction of Management Fees	(56,100)

Net Expenses	224,417

Net Investment Income	19,857

Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions
Net Realized Gain (Loss) on:
Investments	2,079,258
Foreign Currency Related Transactions	(574)
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	1,600,470
Foreign Currency Related Transactions	453

Net Realized and Unrealized Gain (Loss) on Investments and Foreign Currency Related Transactions	3,679,607

NET INCREASE IN NET ASSETS FROM OPERATIONS	$3,699,464

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

STATEMENTS OF CHANGES IN NET ASSETS

	For the Six Months Ended May 31, 2022 (Unaudited)	For the Fiscal Year Ended November 30, 2021
CHANGES IN NET ASSETS
From Operations
Net Investment Income	$19,857	$270,604
Net Realized Gain on Investments and Foreign Currency Related Transactions	2,078,684	499,331
Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Related Translations	1,600,923	1,838,378

Net Increase in Net Assets from Operations	3,699,464	2,608,313

From Dividends and Distributions to Shareholders
Net Decrease in Net Assets from Dividends and Distributions	(208,700)	(144,235)

From Capital Share Transactions
Proceeds from Sale of Shares	931,713	469,490
Shares Issued in Reinvestment of Dividends and Distributions	72,640	51,335
Redemption Fees	1,077	516
Cost of Shares Redeemed	(1,119,810)	(6,108,144)

Net Decrease in Net Assets from Shareholder Activity	(114,380)	(5,586,803)

NET ASSETS
Net Increase (Decrease) in Net Assets	3,376,384	(3,122,725)
Net Assets at Beginning of Period	53,138,393	56,261,118

Net Assets at End of Period	$56,514,777	$53,138,393

SHARES TRANSACTIONS
Issued	104,332	52,919
Reinvested	8,869	5,768
Redeemed	(127,980)	(681,783)

Net Decrease in Shares	(14,779)	(623,096)
Shares Outstanding at Beginning of Period	6,389,206	7,012,302

Shares Outstanding at End of Period	6,374,427	6,389,206

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

FINANCIAL HIGHLIGHTS

	For the Six Months		For the Fiscal Year Ended November 30,

	Ended May 31, 2022 (Unaudited)		2021		2020		2019		2018		2017
PER SHARE OPERATING PERFORMANCE
NET ASSET VALUE, BEGINNING OF PERIOD	$8.32		$8.02		$7.00		$6.58		$7.44		$9.65

Investment Operations
Net Investment Income(1)	0.00	(2)	0.04		0.02		0.09		0.09		0.10
Net Realized and Unrealized Gain (Loss) on Investments	0.58		0.28		1.10		0.40		(0.83)		(1.71)

Total from Investment Operations	0.58		0.32		1.12		0.49		(0.74)		(1.61)

Dividends and Distributions
From Net Investment Income	(0.03)		(0.02)		(0.10)		(0.07)		(0.12)		(0.17)
From Realized Capital Gains	—		—		—		—		—		(0.43)

Total Dividends and Distributions	(0.03)		(0.02)		(0.10)		(0.07)		(0.12)		(0.60)

Redemption Fees(1)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00	(3)	0.00 (3)

NET ASSET VALUE, END OF PERIOD	$8.87		$8.32		$8.02		$7.00		$6.58		$7.44

TOTAL RETURN	7.04	%(4)	3.98%		16.13%		7.61%		(10.18)%		(17.59)%
Ratio/Supplemental Data
Net Assets, End of Period (in 000’s)	$56,515		$53,138		$56,261		$58,983		$72,387		$114,190
Ratio of Gross Expenses to Average Net Assets	1.00	%(5)	1.00%		1.02	%(6)	1.02	%(6)	1.00%		1.00%
Ratio of Net Expenses to Average Net Assets	0.80	%(5)(7)	0.80	%(7)	0.82	%(6)(7)	0.82	%(6)(7)	0.82	%(7)	1.00%
Ratio of Net Investment Income to Average Net Assets	0.07	%(5)	0.46%		0.24%		1.21%		1.32%		1.19%
Portfolio Turnover Rate	9.74	%(4)	41.20%		32.15%		15.58%		23.52%		31.01%

(1)	Based on average shares outstanding.
(2)	Amount represents less than $0.005 per share.
(3)	Redemption fees represent less than $0.01.
(4)	Not annualized.
(5)	Annualized.
(6)	0.02% is attributable to legal expenses incurred outside the management fee.
(7)

Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fee of The Allocation Fund to the extent necessary to limit the management fee paid to the Manager by The Allocation Fund to an annual rate of 0.80% of the daily average net asset value of The Allocation Fund.

The accompanying notes are an integral part of the financial statements.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS

May 31, 2022 (unaudited)

Note 1. Organization

Fairholme Funds, Inc. (the “Company”), a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company’s Articles of Incorporation permit the Board of Directors of the Company (the “Board” or the “Directors”) to issue 1,100,000,000 shares of common stock at $.0001 par value. 200,000,000 shares have been allocated to The Fairholme Allocation Fund (“The Allocation Fund”). The Allocation Fund is a non-diversified fund. The Allocation Fund may have a greater percentage of its assets invested in particular securities than a diversified fund, exposing The Allocation Fund to the risk of unanticipated industry conditions as well as risks specific to a single company or the securities of a single company. The Allocation Fund has different objectives, capitalizations, and considerations that may or may not lead to differing compositions of issuers, securities within an issuer, and cash levels within The Allocation Fund. The Board has the power to designate one or more separate and distinct series and/or classes of shares of common stock and to classify or reclassify any unissued shares with respect to such series.

The Allocation Fund investment objective is to seek long-term total return. Under normal circumstances, The Allocation Fund seeks to achieve its investment objective by investing opportunistically in a focused portfolio of investments in the equity, fixed-income and cash, and cash-equivalent asset classes. The proportion of The Allocation Fund portfolio invested in each asset class will vary from time to time based on Fairholme Capital Management, L.L.C.’s (the “Manager”) assessment of relative fundamental values of securities and other investments in the asset class, the attractiveness of investment opportunities within each asset class, general market and economic conditions, and expected future returns of other investment opportunities. The Allocation Fund seeks to capitalize on anticipated fluctuations in the financial markets by changing the mix of its holdings in the targeted asset classes. The Allocation Fund may maintain a significant portion of its assets in cash and cash-equivalent securities and investments. The Manager serves as investment adviser to The Allocation Fund.

There is no guarantee that The Allocation Fund will meet its respective objectives.

Note 2. Significant Accounting Policies

As an investment company, The Allocation Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (“U.S. GAAP”). The Allocation Fund’s investments are reported at fair value as defined by U.S. GAAP. The Allocation Fund calculates its net asset values as soon as practicable following the close of regular trading on the New York Stock Exchange (currently 4:00 p.m. Eastern Time) on each day the New York Stock Exchange is open.

A description of the valuation techniques applied to The Allocation Fund’s securities measured at fair value on a recurring basis follows:

Security Valuation:

Equity securities (common and preferred stocks): Securities traded on a national securities exchange or reported on the NASDAQ national market are generally valued at the official closing price, or at the last reported sale price on the exchange or market on which the securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. If these securities are not actively traded, they are classified in Level 2. Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. In these situations, if the inputs are observable, the valuation will be classified in Level 2 of the fair value hierarchy, otherwise they would be classified in Level 3.

Fixed-income securities (U.S. government obligations, corporate bonds, convertible bonds, and asset backed securities): The fair value of fixed-income securities is determined using market quotations when readily available, but may also be estimated by various methods when no such market quotations exist and when the Manager believes these other methods reflect the fair value of such securities. These methods may consider recently executed transactions in securities of the issuer or comparable issuers and market price valuations from independent pricing services and/or brokers (where observable). Where the Manager deems it appropriate to do so (such as when independent prices are unavailable or not deemed to be representative of fair value)

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

fixed income securities will be fair valued in good faith following consideration by, and conclusion of, the Manager’s Valuation and Liquidity Risk Management Committee. As of May 31, 2022, fixed-income securities are valued by the Manager utilizing observable market prices on the day of valuation or the average bid of independent broker/dealer quotes and/or the average of valuations from independent pricing services. Although fixed-income securities are classified in Level 2 of the fair value hierarchy at May 31, 2022, in instances where significant unobservable inputs are used, they would be classified in Level 3.

Open-end mutual funds: Investments in open-end mutual fund including money market fund are valued at their closing net asset value each business day and are classified in Level 1 of the fair value hierarchy.

Short-term securities: Investments in securities with maturities of less than sixty days when acquired, or which subsequently are within sixty days of maturity, shall be valued at prices supplied by an independent pricing source or by one of the Fund’s pricing agents based on broker or dealer supplied valuations or matrix pricing. To the extent the inputs are observable and timely, the values would be classified in Level 2 of the fair value hierarchy.

Restricted securities: The Manager is deemed to be an affiliate of The St. Joe Co. (“Joe”) for purposes of the Securities Act of 1933 and Rule 144. This determination was made based on a number of factors, including the collective ownership of Joe by The Allocation Fund and other advisory clients advised by the Manager. Shares of Joe owned by The Allocation Fund are considered control securities under Rule 144 and are treated as restricted securities for purposes of The Allocation Fund valuation procedures. Due to the restrictions on resale, the securities are generally valued at a discount to similar publicly traded securities. Depending on the relative significance of valuation inputs, these instruments may be classified in either Level 2 or Level 3 of the fair value hierarchy. Joe was classified as Level 2 at May 31, 2022.

The Allocation Fund uses several recognized industry third-party pricing services (TPPS), which are approved by the Board and unaffiliated with the Manager, to provide prices for some of The Allocation Fund’s securities. The Allocation Fund also uses other independent market trade data sources (such as TRACE, the FINRA developed mandatory reporting of over-the-counter secondary market transactions), as well as broker quotes provided by market makers. The data within these feeds is ultimately sourced from major stock exchanges and trading systems where these securities trade. If a price obtained from the pricing source is deemed unreliable, it may be discarded and/or challenged. In these cases the pricing decision is made by reference to the reliable market data from the other market data sources.

Subject to the oversight of the Board, the Manager may determine the fair valuation of a security when market quotations are insufficient or not readily available, when securities are determined to be illiquid or restricted, or when in the judgment of the Manager the prices or values available do not represent the fair value of the instrument. Factors which may cause the Manager to make such a judgment include the following: (a) only a bid price or an asked price is available; (b) the spread between bid and asked prices is substantial; (c) the liquidity of the securities; (d) the frequency of sales; (e) the thinness of the market; (f) the size of reported trades; (g) actions of the securities markets, such as the suspension or limitation of trading; and (h) local market closures. Among the factors to be considered to fair value a security are recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. The circumstances of fair valued securities are frequently monitored to determine if fair valuation measures continue to apply.

The Manager reports quarterly to the Board the results of the application of fair valuation policies and procedures.

The inputs and valuation techniques used to measure fair value of The Allocation Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 —	quoted prices in active markets for identical securities;

•	Level 2 —

other significant observable inputs (including quoted prices for similar securities, quoted prices in inactive markets for identical securities, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 —	significant unobservable inputs (including the Manager’s determination as to the fair value of investments).

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

The inputs or methodology used for valuing investments are not necessarily an indication of the level of risk associated with investing in those investments. The summary of The Allocation Fund’s investments by inputs used to value The Allocation Fund’s investments as of May 31, 2022, is as follows:

	Valuation Inputs
		Level 2 - Other	Level 3 -
		Significant	Significant	Total
	Level 1 -	Observable	Observable	Fair Value
	Quoted Prices	Inputs	Inputs	at 05/31/22
THE ALLOCATION FUND
ASSETS:
INVESTMENTS (Fair Value):
Domestic Equity Securities
Real Estate Management & Development	$—	$17,152,150	$—	$17,152,150
Other Industries*	19,455,878	—	—	19,455,878
Foreign Equity Securities*	7,064,437	—	—	7,064,437
Domestic Preferred Equity Securities*	1,756,979	—	—	1,756,979
Rights*	28,606	—	—	28,606
U.S. Government Obligations	—	6,901,802	—	6,901,802
Money Market Funds	4,134,964	—	—	4,134,964

TOTAL INVESTMENTS	$32,440,864	$24,053,952	$—	$56,494,816

*	Industry classification for these categories are detailed in the Schedule of Investments.

There were no Level 3 investments for The Allocation Fund at May 31, 2022 or November 30, 2021.

Dividends and Distributions: The Allocation Fund records dividends and distributions to its shareholders on the ex-dividend date. The Allocation Fund intends to distribute substantially all of its net investment income (if any) as dividends to its respective shareholders on an annual basis in December. The Allocation Fund intends to distribute any net long-term capital gains and any net short-term capital gains at least once a year. If the total dividends and distributions made in any tax year exceeds net investment income and accumulated realized capital gains, a portion of the total distribution may be treated as a tax return of capital.

Foreign Currency Translation: The books and records of The Allocation Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars on the following basis: (i) fair value of investment securities, assets, and liabilities at the current rate of exchange; and (ii) purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions. The Allocation Fund does not isolate that portion of gains and losses on investment securities which is due to changes in the foreign exchange rates from that which is due to changes in the market prices of such securities.

Estimates: The preparation of financial statements in conformity with U.S. GAAP requires The Allocation Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reported period. Actual results could differ from those estimates.

Redemption Fee: The Allocation Fund assess a 2% fee on the proceeds of The Allocation Fund shares that are redeemed or exchanged within 60 days of their purchase. The redemption fee is paid to The Allocation Fund, as applicable, for the benefit of remaining shareholders and is recorded as paid-in capital. The redemption fees retained by The Allocation Fund during the six months ended May 31, 2022 and the year ended November 30, 2021, amounted to $1,077 and $516, respectively.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

Other: The Allocation Fund accounts for security transactions on the trade date for financial statement purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date net of foreign taxes withheld where recovery is uncertain and interest income is recorded on an accrual basis. Discounts and premiums on securities purchased are amortized over the life of the respective securities using the effective yield method. Securities denominated in currencies other than U.S. dollars are subject to changes in value due to fluctuation in exchange rates. The Allocation Fund may invest in countries that require governmental approval for the repatriation of investment income, capital, or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The Allocation Fund paid commissions and other brokerage fees during the period.

Note 3. Related Party Transactions

The Manager is a Delaware limited liability company and is registered with the SEC as an investment adviser. The Manager’s principal business is to provide investment management and advisory services to individuals, corporations, and other institutions throughout the world. Pursuant to an Investment Management Agreement, The Allocation Fund pays a management fee to the Manager for its provision of investment advisory and operating services to The Allocation Fund. Subject to applicable waivers or limitations, the management fee is paid at an annual rate equal to 1.00% of the daily average net assets of The Allocation Fund. Effective January 1, 2018, the Manager has agreed to waive, on a voluntary basis, a portion of the management fees of The Allocation Fund to the extent necessary to limit the management fee of The Allocation Fund to the annual rate of 0.80% of The Allocation Fund’s daily average net asset value (“Undertaking”). This Undertaking may be terminated by the Manager upon 60 days’ written notice to The Allocation Fund. The Manager is not responsible pursuant to the Investment Management Agreement for paying The Allocation Fund expenses for the following services: transfer agency, fund accounting, fund administration, custody, legal, audit, compliance, directors’ fees, call center, fulfillment, travel, insurance, rent, printing, postage and other office supplies. The Manager is not responsible for paying for the following costs and expenses of The Allocation Fund: commissions, brokerage fees, issue and transfer taxes, and other costs chargeable to The Allocation Fund in connection with securities transactions or in connection with securities owned by The Allocation Fund, taxes, interest, acquired fund fees and related expenses, expenses in connection with litigation by or against The Allocation Fund, and any other extraordinary expenses.

The Manager earned, after the voluntary reduction of the management fees $224,417 from The Allocation Fund for its services during the six months ended May 31, 2022.

Bruce Berkowitz, both the Chief Investment Officer of the Manager and Chairman of The Allocation Fund’s Board, and his affiliates beneficially own an aggregate 4,388,234 shares of The Allocation Fund at May 31, 2022.

A Director and Officers of The Allocation Fund are also Officers of the Manager or its affiliates.

Note 4. Investments

For the six months ended May 31, 2022, aggregated purchases and sales of investment securities other than short-term investments and U.S. government obligations were as follows:

	Purchases	Sales
The Allocation Fund	$4,316,336	$4,535,985

Note 5. Tax Matters

Federal Income Taxes: The Allocation Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying, The Allocation Fund will not be subject to federal income taxes to the extent that it distributes all of its net investment income and any realized capital gains.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

For U.S. federal income tax purposes, the cost of securities owned, gross unrealized appreciation, gross unrealized depreciation, and net unrealized appreciation/(depreciation) of investments at May 31, 2022, were as follows:

		Gross	Gross	Net Unrealized
		Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
The Allocation Fund	$64,299,407	$15,000,894	$(22,805,485)	$(7,804,591)

The difference between book basis and tax basis for The Allocation Fund net unrealized depreciation is attributable to capitalized cost and basis adjustments on investments in partnerships.

The Allocation Fund’s tax basis capital gains are determined only at the end of each fiscal year. Therefore the components of distributable earnings will be included in the Annual Report for the fiscal year ended November 30, 2022.

The Allocation Fund is permitted to carry forward for an unlimited period capital losses incurred to reduce future required distributions of net capital gains to shareholders. Capital losses that are carried forward will retain their character as either short-term or long-term capital losses. As of November 30, 2021, net short-term and long-term capital loss carryforwards were as follows:

The Allocation
Fund
Short-term capital loss carryforward	$—
Long-term capital loss carryforward	48,880,365

Total	$48,880,365

The Manager has analyzed The Allocation Fund’s tax positions taken on tax returns for all open tax years (current and prior three tax years) and has concluded that there are no uncertain tax positions that require recognition of a tax liability. The Allocation Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired (the current year and prior three years) are subject to examination by the Internal Revenue Service and state departments of revenue. Additionally, The Allocation Fund is not aware of any tax position for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Note 6. Dividends and Distributions to Shareholders

Ordinary income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP.

The tax character of dividends and distributions paid by The Allocation Fund were as follows:

	The Allocation Fund
		For the
	For the	Fiscal Year
	Six Months	Ended
	Ended	November 30,
	May 31, 2022	2021
Dividends and Distributions paid from:
Ordinary Income	$208,700	$144,235

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

Note 7. Indemnifications

Under the Company’s organizational documents, its Officers and Directors are indemnified against certain liabilities arising out of the performance of their duties to The Allocation Fund. In the normal course of business the Company or The Allocation Fund enter into contracts that contain a variety of representations and customary indemnifications. The Allocation Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against The Allocation Fund that have not yet occurred. However, based on its experience to date, The Allocation Fund expects the risk of loss to be remote.

Note 8. Legal-Proceedings

On April 17, 2019, Sears Holdings Corporation, Sears Roebuck and Co., Sears Development Co., Kmart Corporation and Kmart of Washington LLC commenced an adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against Edward Scott “Eddie” Lampert; ESL Investments, Inc.; RBS Partners LP; CRK Partners LLC; SPE Master I L.P.; ESL Partners L.P.; SPE I Partners L.P.; RBS Investment Management LLC; ESL Institutional Partners L.P.; ESL Investors, L.L.C.; JPP LLC; JPP II LLC; Fairholme Capital Management, L.L.C.; Cesar L. Alvarez; Bruce Berkowitz; Alesia Haas; Kunal Kamlani; Steven Mnuchin; Thomas J. Tisch; Seritage Growth Properties, Inc.; Seritage Growth Properties, L.P.; Seritage KMT Mezzanine Finance LLC; Seritage SRC Mezzanine Finance LLC; Seritage KMT Finance LLC; Seritage SRC Finance LLC; Seritage GS Holdings LLC; Seritage SPS Holdings LLC; and Seritage MS Holdings LLC (the “First Action”). On November 25, 2019, the plaintiffs filed an amended complaint, adding the Company and other parties not affiliated with the Manager or the Company as additional defendants and asserting new causes of action against the defendants.

In the amended complaint, Plaintiffs assert avoidance and other claims against certain defendants, including the Manager, for participation in two Sears corporate transactions: (i) the Lands’ End spinoff; and (ii) the Seritage rights offering. The avoidance claims against the Manager include, among other things, claims for the avoidance of consideration received from Sears Holdings Corp. in connection with the Lands’ End spinoff and Seritage rights offering that were allegedly actual and/ or constructive fraudulent transfers. Plaintiffs also assert avoidance and other claims seeking to recover amounts allegedly received by the Company from alleged related-party transactions with Sears and seek to avoid the release received by certain of the defendants, including the Manager and the Company, in connection with the Seritage derivative action. Plaintiffs also assert claims for breach of fiduciary duty and aiding and abetting breach of fiduciary duty arising out of certain related-party transactions against certain defendants, including the Manager and Bruce Berkowitz, and seek to subordinate the bankruptcy claims of the Company, the Manager and Bruce Berkowitz.

On February 21, 2020, the Company moved to dismiss all of the claims against it, and all other defendants, including the Manager and Bruce Berkowitz, moved to dismiss all or parts of the compliant against them. The Court held extensive oral argument on the motions to dismiss, which are currently pending before the Court.

On October 15, 2020, Sears Holdings Corp., Sears, Roebuck and Co., and The Official Committee of Unsecured Creditors of Sears Holdings Corporation, et al. commenced a second adversary proceeding in the United States Bankruptcy Court for the Southern District of New York against certain former shareholders of Sears Holdings Corporation that were not named in the First Action (the “Second Action”). In the Second Action, the plaintiffs assert claims for the avoidance of alleged consideration received in connection with the Lands’ End spinoff and the Seritage rights offering. Certain defendants in the Second Action have moved to dismiss all claims against them, and the motions to dismiss are currently pending before the Court. On March 15, 2021, the Court consolidated the Second Action into the First Action. Pursuant to Order entered April 6, 2022, the parties have engaged in a mediation which, to date, has not resulted in resolution of the First or Second Actions.

Although the Manager and the Company believe that they have strong defenses to the foregoing complaint and intend to defend themselves vigorously against the allegations in the complaint, neither the Manager nor the Company is in a position to express an opinion about the ultimate outcome of the litigation or the range of potential loss, if any.

THE FAIRHOLME ALLOCATION FUND

NOTES TO FINANCIAL STATEMENTS (continued)

May 31, 2022 (unaudited)

Note 9. Subsequent Events

Management has evaluated the impact on The Allocation Fund of all subsequent events occurring through the date the financial statement was issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statement.

THE FAIRHOLME ALLOCATION FUND

ADDITIONAL INFORMATION

May 31, 2022 (unaudited)

Operation and Effectiveness of the Fund Liquidity Risk Management Program (unaudited)

Pursuant to Rule 22e-4 under the Investment Company Act of 1940, The Allocation Fund has adopted and implemented a liquidity risk management program (the “Program”) designed to assess and manage the risk that The Allocation Fund could not meet requests to redeem The Allocation Fund shares without significant dilution of remaining investors’ interests in The Allocation Fund. In assessing, managing and reviewing liquidity risk under the Program, The Allocation Fund considers a variety of factors, including its investment strategies, portfolio investments, portfolio concentration, cash flow projections, redemption policy and redemption history. In addition, the Program requires The Allocation Fund to, among other things, classify its investments into specific liquidity categories and monitor compliance with its limit on illiquid investments.

During the one-year period ended November 30, 2021 (the “Covered Period”), The Allocation Fund maintained a high level of liquidity and primarily held assets that were “highly liquid investments” (defined as cash and any investment reasonably expected to be convertible to cash in current market conditions in three business days or less without the conversion to cash significantly changing the market value of the investment). During the Covered Period, there were no liquidity events that materially affected The Allocation Fund’s performance or ability to timely meet redemptions without dilution to remaining investors’ interests in The Allocation Fund.

The Manager, which the Board has designated to administer the Program, prepared a written report that addressed the operation of the Program and assessed the Program’s adequacy and effectiveness of implementation during the Covered Period (the “Report”). The Board reviewed and accepted the Report, which determined that the Program operated adequately and effectively in managing the liquidity risk of The Allocation Fund during the Covered Period.

Proxy Voting Policies, Procedures and Records (unaudited)

The Company has adopted policies and procedures that provide guidance and set forth parameters for the voting of proxies relating to securities held in The Allocation Fund’s portfolio. A description of these policies and procedures, and records of how The Allocation Fund voted proxies relating to its portfolio securities during the most recent twelve month period ended June 30, 2021, are available to you upon request and free of charge by writing to the Fairholme Funds, Inc., c/o BNY Mellon Investment Servicing (US) Inc., P.O. Box 9692, Providence, RI, 02940 or by calling Shareholder Services at (866) 202-2263. They may also be obtained by visiting the SEC website at www.sec.gov. The Company shall respond to all shareholder requests for records within three business days of its receipt of such request by first-class mail or other means designed to ensure prompt delivery.

Quarterly Filing (unaudited)

The Company files a complete schedule of The Allocation Fund portfolio holdings on Form N-PORT for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Forms N-PORT are available on the SEC’s website at www.sec.gov.

FAIRHOLME FUNDS

Officers of Fairholme Funds, Inc.

BRUCE R. BERKOWITZ

President

FERNANDO M. FONT

Vice President

WAYNE KELLNER

Treasurer

ERICA K. KAPAHI

Chief Compliance Officer & Secretary

Board of Directors of Fairholme Funds, Inc.

TERRY L. BAXTER

BRUCE R. BERKOWITZ

STEVEN J. GILBERT, Esq.

LEIGH WALTERS, Esq.

Investment Manager

FAIRHOLME CAPITAL MANAGEMENT, L.L.C.

5966 South Dixie Highway, Suite 300, South Miami, FL 33143

Transfer Agent

BNY MELLON INVESTMENT SERVICING (US) INC.

4400 Computer Drive, Westborough, MA 01581-1722

Fund Accountant & Administrator

THE BANK OF NEW YORK MELLON

103 Bellevue Parkway, Wilmington, DE 19809

Custodian

THE BANK OF NEW YORK MELLON

240 Greenwich Street, New York, NY 10286

Independent Registered Public Accounting Firm

DELOITTE & TOUCHE LLP

200 Berkeley Street, Boston, MA 02116

Legal Counsel

SEWARD & KISSEL LLP

901 K Street NW, Washington, DC 20001

THIS REPORT IS PROVIDED FOR THE GENERAL INFORMATION OF THE SHAREHOLDERS OF FAIRHOLME FUNDS, INC. IT IS NOT INTENDED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY AN EFFECTIVE PROSPECTUS, WHICH CONTAINS MORE INFORMATION ON FEES, CHARGES AND OTHER EXPENSES AND SHOULD BE READ CAREFULLY BEFORE INVESTING OR SENDING MONEY. PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. SHARES OF THE FUNDS ARE DISTRIBUTED BY FORESIDE FUNDS DISTRIBUTORS LLC.

(b)	Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibits (a)(2)(i) and (a)(2)(ii).

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit (b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Fairholme Funds, Inc.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 29, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce R. Berkowitz
Bruce R. Berkowitz, President
(principal executive officer)

Date July 29, 2022

By (Signature and Title)*	/s/ Wayne Kellner
Wayne Kellner, Treasurer
(principal financial officer)

Date July 29, 2022

* Print the name and title of each signing officer under his or her signature.